WARRANTS	12 Months Ended
Dec. 31, 2022
WARRANTS
WARRANTS

15. WARRANTS

As mentioned in Note 14, on September 3, 2020, the Group entered into definitive subscription agreements with the Investors to raise approximately US$418 million through a private placement, which comprises the Investor Warrants to subscribe for an aggregate of 5,341,267 ordinary shares (equivalent to 2,322,290 ADSs) at an exercise price equivalent to US$45 per ADS.

The Subscription Agreement with the Hillhouse entities contemplates two closings. In the first closing occurred on September 11, 2020 and second closing occurred on December 17, 2020, the Investor Warrants were issued with fixed exercise prices of US$45.00 per ADS (equivalent to US$19.57 per share). The Investor Warrants will remain exercisable at the election of the Investors within 12 months after the closing of the private placement. The number of common share purchasable upon exercise of the Investor Warrants shall be proportionally adjusted to reflect any share dividend, share split, combination of shares or reverse share split, or other similar event affecting the number of outstanding common shares. All of the warrants were exercised by the Investors during the year ended December 31, 2021.

Accounting for warrants to purchase ordinary shares

The Investor Warrants are regarded as indexed to the Company’s own stock and were classified as equity and initially measured at fair value and subsequent changes in fair value are not recognized as long as the Investor Warrants continue to be classified as equity. The estimated fair value of the Investor Warrants was shown below, which were used to determine the allocation of the total proceeds for the sale of ordinary shares between the Investor Warrants and ordinary shares.

		Exercise		Fair value at
		Price per		the closing
		share	Outstanding	date
	Terms	US$	Units	RMB’000
Warrants to purchase ordinary shares (first closing on September 11, 2020)	12 months	19.57	3,744,032	71,874
Warrants to purchase ordinary shares (second closing on December 17, 2020)	12 months	19.57	1,597,235	37,869

The Group determined the fair value of the warrants with the assistance of an independent third-party valuation firm. The Group used the binomial model to estimate the fair value of the warrant on September 11, 2020 and December 17, 2020 when the Investor Warrants were issued using the following assumptions:

	As of September 11,		As of December 17,
	2020		2020
Risk-free rate of return		0.12%		0.08%
Maturity date		September 11, 2021		December 17, 2021
Estimated volatility rate		60.72%		59.56%
Exercise price	US$	19.57	US$	19.57

The model requires the input of assumptions including the risk-free rate of return, maturity date and estimated volatility rate. The risk-free rate for periods within the contractual life is based on the US treasury strip bond with maturity similar to the maturity of the warrants as of valuation dates plus a China country risk premium. For expected volatilities, the Group has made reference to the historical daily stock prices volatilities of ordinary shares of several comparable companies in the same industry as the Group.